Property, Plant and Equipment (Details) - Schedule of owner-occupied property - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
COST
Balance at beginning	$ 8,734,955	$ 19,041,720
Additions	3,324,899	25,578
Disposals	(1,282,224)	(657,790)
Reclassification to investment property	(5,487,395)	(10,983,012)
Translation adjustment	188,543	1,308,459
Balance at ending	5,478,778	8,734,955
DEPRECIATION AND IMPAIRMENT
Balance at beginning	(5,897,346)	(12,957,754)
Provided for the year	(217,243)	(400,022)
Eliminated upon disposal of assets	1,185,439	592,769
Depreciation reclassified to investment property	1,602,628	1,761,758
Impairment reclassified to investment property	1,792,237	5,996,302
Impairment	(48,859)
Translation adjustment	(97,022)	(890,399)
Balance at ending	(1,680,166)	(5,897,346)
CARRYING AMOUNT
Ending balance	3,798,612	2,837,609
Plant [Member]
COST
Balance at beginning	7,191,993	16,984,763
Additions	2,311,212	23,127
Disposals
Reclassification to investment property	(5,487,395)	(10,983,012)
Translation adjustment	150,063	1,167,115
Balance at ending	4,165,873	7,191,993
DEPRECIATION AND IMPAIRMENT
Balance at beginning	(4,459,340)	(11,134,883)
Provided for the year	(186,439)
Eliminated upon disposal of assets
Depreciation reclassified to investment property	1,602,628	1,761,758
Impairment reclassified to investment property	1,792,237	5,996,302
Impairment	(48,859)
Translation adjustment	(74,928)	(765,139)
Balance at ending	(1,374,701)	(4,459,340)
CARRYING AMOUNT
Ending balance	2,791,172	2,732,653
Machinery [Member]
COST
Balance at beginning	45,324	600,620
Additions
Disposals	(45,876)	(596,568)
Reclassification to investment property
Translation adjustment	552	41,272
Balance at ending		45,324
DEPRECIATION AND IMPAIRMENT
Balance at beginning	(45,324)	(530,840)
Provided for the year		(20,777)
Eliminated upon disposal of assets	45,876	542,770
Depreciation reclassified to investment property
Impairment reclassified to investment property
Impairment
Translation adjustment	(552)	(36,477)
Balance at ending		(45,324)
CARRYING AMOUNT
Ending balance
Office equipment [Member]
COST
Balance at beginning	137,150	133,486
Additions	11,332	2,451
Disposals	(20,638)	(7,959)
Reclassification to investment property
Translation adjustment	3,642	9,172
Balance at ending	131,486	137,150
DEPRECIATION AND IMPAIRMENT
Balance at beginning	(135,065)	(109,220)
Provided for the year	(773)	(25,503)
Eliminated upon disposal of assets	18,171	7,163
Depreciation reclassified to investment property
Impairment reclassified to investment property
Impairment
Translation adjustment	(3,462)	(7,505)
Balance at ending	(121,129)	(135,065)
CARRYING AMOUNT
Ending balance	10,357	2,086
Motor vehicles [Member]
COST
Balance at beginning	33,800	80,777
Additions	999,829
Disposals	(34,211)	(52,528)
Reclassification to investment property
Translation adjustment	15,632	5,551
Balance at ending	1,015,050	33,800
DEPRECIATION AND IMPAIRMENT
Balance at beginning	(30,609)	(67,925)
Provided for the year	(20,856)	(190)
Eliminated upon disposal of assets	30,982	42,174
Depreciation reclassified to investment property
Impairment reclassified to investment property
Impairment
Translation adjustment	(691)	(4,668)
Balance at ending	(21,174)	(30,609)
CARRYING AMOUNT
Ending balance	993,876	3,191
Furniture and fixtures [Member]
COST
Balance at beginning	160,979	151,317
Additions	2,526
Disposals	(1,591)	(735)
Reclassification to investment property
Translation adjustment	4,455	10,397
Balance at ending	166,369	160,979
DEPRECIATION AND IMPAIRMENT
Balance at beginning	(159,973)	(141,745)
Provided for the year	(57)	(9,150)
Eliminated upon disposal of assets	1,263	662
Depreciation reclassified to investment property
Impairment reclassified to investment property
Impairment
Translation adjustment	(4,395)	(9,740)
Balance at ending	(163,162)	(159,973)
CARRYING AMOUNT
Ending balance	3,207	1,006
Leasehold improvements-factories and offices [Member]
COST
Balance at beginning	896,680	839,026
Additions
Disposals	(907,602)
Reclassification to investment property
Translation adjustment	10,922	57,654
Balance at ending		896,680
DEPRECIATION AND IMPAIRMENT
Balance at beginning	(798,006)	(721,410)
Provided for the year	(9,118)	(27,024)
Eliminated upon disposal of assets	816,842
Depreciation reclassified to investment property
Impairment reclassified to investment property
Impairment
Translation adjustment	(9,718)	(49,572)
Balance at ending		(798,006)
CARRYING AMOUNT
Ending balance		98,675
Leasehold improvements-shops [Member]
COST
Balance at beginning	269,029	251,731
Additions
Disposals	(272,306)
Reclassification to investment property
Translation adjustment	3,277	17,298
Balance at ending		269,029
DEPRECIATION AND IMPAIRMENT
Balance at beginning	(269,029)	(251,731)
Provided for the year
Eliminated upon disposal of assets	272,305
Depreciation reclassified to investment property
Impairment reclassified to investment property
Impairment
Translation adjustment	(3,276)	(17,298)
Balance at ending		(269,029)
CARRYING AMOUNT
Ending balance